Capital and Reserves - Reconciliation of Movement in Total Equity - Summary of Movements in Other Reserves and Retained Earnings (Details) - GBP (£) £ in Millions				12 Months Ended
	Nov. 15, 2018	Aug. 08, 2018	May 09, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				£ 60,981	£ 8,406	£ 5,032
Comprehensive income and expense
Profit for the year				6,210		4,839
Differences on exchange				3,868		1,270
Cash flow hedges
net fair value (losses)/gains				(58)		29
– reclassified and reported in profit for the year				17		38
– reclassified and reported in total assets						(12)
Net investment hedges
- net fair value gains/(losses)				(472)		(837)
– differences on exchange on borrowings				(236)		(124)
Associates – share of OCI, net of tax				(38)		1,415
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss				18		(19)
Retirement benefit schemes
– net actuarial gains/(losses)				138		(228)
– surplus recognition and minimum funding obligations				4		(1)
Associates – share of OCI, net of tax				6		20
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss				(33)		36
Cash flow hedges reclassified and reported in total assets				(22)
Employee share options
– value of employee services				121		71
Dividends and other appropriations
– ordinary shares	£ (1,115)	£ (1,112)	£ (1,117)	(4,463)		(2,910)
Purchase of own shares
– held in employee share ownership trusts				(139)		(64)
Non-controlling interests – acquisitions				(11)
Other movements				(6)		3
Ending balance				65,688	60,981	8,406
Restatement Adjustments
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				60,981	8,406
Comprehensive income and expense
Profit for the year					37,656
Differences on exchange					(3,084)
Cash flow hedges
net fair value (losses)/gains					(264)
– reclassified and reported in profit for the year					109
– reclassified and reported in total assets					(16)
Net investment hedges
- net fair value gains/(losses)					425
– differences on exchange on borrowings					(68)
Associates – share of OCI, net of tax					(918)
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss					34
Retirement benefit schemes
– net actuarial gains/(losses)					833
– surplus recognition and minimum funding obligations					(6)
Associates – share of OCI, net of tax					25
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss					(171)
Employee share options
– value of employee services					105
Dividends and other appropriations
– ordinary shares					(4,465)
Purchase of own shares
– held in employee share ownership trusts					(205)
Other movements					3
Ending balance					60,981	8,406
Accounting policy change (IFRS 9)
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				(38)
Purchase of own shares
Ending balance					(38)
Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				60,943
Purchase of own shares
Ending balance					60,943
Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				60,943
Purchase of own shares
Ending balance					60,943
Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance					(382)	(2,062)
Comprehensive income and expense
Differences on exchange				3,861		1,218
Net investment hedges
- net fair value gains/(losses)				(472)		(837)
– differences on exchange on borrowings				(236)		(124)
Associates – share of OCI, net of tax				(38)		1,425
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss						(2)
Purchase of own shares
Ending balance				(914)		(382)
Translation Reserve | Restatement Adjustments
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				(4,029)
Comprehensive income and expense
Differences on exchange					(3,082)
Net investment hedges
- net fair value gains/(losses)					425
– differences on exchange on borrowings					(67)
Associates – share of OCI, net of tax					(923)
Purchase of own shares
Ending balance					(4,029)
Translation Reserve | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				(4,029)
Purchase of own shares
Ending balance					(4,029)
Hedging Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance					4	(33)
Cash flow hedges
net fair value (losses)/gains				(58)		28
– reclassified and reported in profit for the year				17		38
– reclassified and reported in total assets						(12)
Net investment hedges
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss				18		(17)
Retirement benefit schemes
Cash flow hedges reclassified and reported in total assets				(22)
Purchase of own shares
Ending balance				(177)		4
Hedging Reserve | Restatement Adjustments
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				(132)
Cash flow hedges
net fair value (losses)/gains					(263)
– reclassified and reported in profit for the year					109
– reclassified and reported in total assets					(16)
Net investment hedges
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss					34
Purchase of own shares
Ending balance					(132)
Hedging Reserve | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				(132)
Purchase of own shares
Ending balance					(132)
Available for Sale Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance					39	49
Investments held at fair value
– reclassified and reported in retained earnings				(8)
Net investment hedges
Associates – share of OCI, net of tax						(10)
Retirement benefit schemes
Associates – share of OCI, net of tax				6
Purchase of own shares
Ending balance				6		39
Available for Sale Reserve | Restatement Adjustments
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				17
Investments held at fair value
– net fair value losses					(27)
Net investment hedges
Associates – share of OCI, net of tax					5
Purchase of own shares
Ending balance					17
Available for Sale Reserve | Accounting policy change (IFRS 9)
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				(9)
Purchase of own shares
Ending balance					(9)
Available for Sale Reserve | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				8
Purchase of own shares
Ending balance					8
Revaluation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance					179	179
Purchase of own shares
Ending balance				179		179
Revaluation Reserve | Restatement Adjustments
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				179
Purchase of own shares
Ending balance					179
Revaluation Reserve | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				179
Purchase of own shares
Ending balance					179
Other
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance					573	573
Purchase of own shares
Ending balance				573		573
Other | Restatement Adjustments
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				573
Purchase of own shares
Ending balance					573
Other | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				573
Purchase of own shares
Ending balance					573
Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				(3,392)	413	(1,294)
Comprehensive income and expense
Differences on exchange				3,861		1,218
Cash flow hedges
net fair value (losses)/gains				(58)		28
– reclassified and reported in profit for the year				17		38
– reclassified and reported in total assets						(12)
Investments held at fair value
– reclassified and reported in retained earnings				(8)
Net investment hedges
- net fair value gains/(losses)				(472)		(837)
– differences on exchange on borrowings				(236)		(124)
Associates – share of OCI, net of tax				(38)		1,415
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss				18		(19)
Retirement benefit schemes
Associates – share of OCI, net of tax				6
Cash flow hedges reclassified and reported in total assets				(22)
Purchase of own shares
Ending balance				(333)	(3,392)	413
Other Reserves | Restatement Adjustments
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				(3,392)	413
Comprehensive income and expense
Differences on exchange					(3,082)
Cash flow hedges
net fair value (losses)/gains					(263)
– reclassified and reported in profit for the year					109
– reclassified and reported in total assets					(16)
Investments held at fair value
– net fair value losses					(27)
Net investment hedges
- net fair value gains/(losses)					425
– differences on exchange on borrowings					(67)
Associates – share of OCI, net of tax					(918)
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss					34
Purchase of own shares
Ending balance					(3,392)	413
Other Reserves | Accounting policy change (IFRS 9)
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				(9)
Purchase of own shares
Ending balance					(9)
Other Reserves | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				(3,401)
Purchase of own shares
Ending balance					(3,401)
Other Reserves | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				(3,401)
Purchase of own shares
Ending balance					(3,401)
Treasury Shares
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance					(5,053)	(5,049)
Purchase of own shares
– held in employee share ownership trusts				(139)		(64)
Other movements				92		60
Ending balance				(5,242)		(5,053)
Treasury Shares | Restatement Adjustments
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				(5,195)
Purchase of own shares
– held in employee share ownership trusts					(205)
Other movements					63
Ending balance					(5,195)
Treasury Shares | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				(5,195)
Purchase of own shares
Ending balance					(5,195)
Retained Earnings Other
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance					8,384	6,803
Comprehensive income and expense
Profit for the year				6,032		4,648
Investments held at fair value
– reclassified and reported in retained earnings				8
Retirement benefit schemes
– net actuarial gains/(losses)				138		(231)
– surplus recognition and minimum funding obligations				4
Associates – share of OCI, net of tax						20
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss				(33)		36
Employee share options
– value of employee services				121		71
Dividends and other appropriations
– ordinary shares				(4,463)		(2,910)
Purchase of own shares
Non-controlling interests – acquisitions				(11)		4
Other movements				(98)		(57)
Ending balance				43,799		£ 8,384
Retained Earnings Other | Restatement Adjustments
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				42,130
Comprehensive income and expense
Profit for the year					37,485
Retirement benefit schemes
– net actuarial gains/(losses)					832
– surplus recognition and minimum funding obligations					(5)
Associates – share of OCI, net of tax					25
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss					(171)
Employee share options
– value of employee services					105
Dividends and other appropriations
– ordinary shares					(4,465)
Purchase of own shares
– held in employee share ownership trusts					0
Other movements					(60)
Ending balance					42,130
Retained Earnings Other | Accounting policy change (IFRS 9)
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				(29)
Purchase of own shares
Ending balance					(29)
Retained Earnings Other | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance				£ 42,101
Purchase of own shares
Ending balance					£ 42,101